PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Depreciation expense	$ 17,429	$ 22,521
Gain on sale of assets	(13,778)	$ 0
Recovery of depreciation expense	$ 17,778